EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Basic and Diluted Earning Per Share
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share to equity holders of the parent	51,511	24,967	25,023	14,904

Weighted average number of shares used in computing basic and diluted earnings per share from continuing operations	13,217,017	13,240,913	13,240,913	13,217,017